Meridian Contrarian Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
Common Stocks - 93.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Eventbrite, Inc. Class A [1,2]	321,000	$ 5,684,910
Total Communication Services		5,684,910
Consumer Discretionary - 16.3%
Auto Components - 1.4%
Lear Corp.	67,000	7,899,300
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	199,000	8,491,330
Penn National Gaming, Inc. [1,2]	427,000	7,952,875
		16,444,205
Leisure Products - 1.9%
Polaris, Inc.	119,000	10,473,190
Specialty Retail - 3.3%
Children's Place, Inc. (The) [2]	133,000	10,239,670
Designer Brands, Inc. Class A [2]	491,000	8,405,920
		18,645,590
Textiles, Apparel & Luxury Goods - 6.8%
Gildan Activewear, Inc. (Canada)	463,000	16,436,500
Hanesbrands, Inc. [2]	635,000	9,728,200
Skechers U.S.A., Inc. Class A [1]	333,000	12,437,550
		38,602,250
Total Consumer Discretionary		92,064,535
Consumer Staples - 4.5%
Food Products - 4.5%
Nomad Foods Ltd. (United Kingdom) [1]	429,000	8,794,500
TreeHouse Foods, Inc. [1,2]	299,000	16,579,550
Total Consumer Staples		25,374,050
Energy - 3.2%
Energy Equipment & Services - 1.4%
Liberty Oilfield Services, Inc. Class A [2]	558,000	6,043,140
Nine Energy Service, Inc. [1,2]	349,000	2,153,330
		8,196,470
Oil, Gas & Consumable Fuels - 1.8%
California Resources Corp. [1,2]	204,571	2,086,624
EOG Resources, Inc.	107,000	7,941,540
		10,028,164
Total Energy		18,224,634
Financials - 14.6%
Banks - 5.3%
Bank of Hawaii Corp. [2]	140,968	12,113,380
Citizens Financial Group, Inc.	338,409	11,969,527
	Shares	Value
Umpqua Holdings Corp.	354,000	$ 5,826,840
		29,909,747
Capital Markets - 5.8%
Credit Suisse Group AG ADR (Switzerland)	741,000	9,047,610
Pivotal Acquisition Corp. [1]	450,000	5,181,750
Pivotal Acquisition Corp. Class A [1]	100,000	1,018,000
Pivotal Investment Corp. II [1,2]	300,000	3,054,000
SEI Investments Co.	251,000	14,873,005
		33,174,365
Insurance - 3.5%
American International Group, Inc.	251,000	13,980,700
Assurant, Inc.	45,000	5,661,900
		19,642,600
Total Financials		82,726,712
Health Care - 7.1%
Biotechnology - 4.1%
Agios Pharmaceuticals, Inc. [1,2]	62,000	2,008,800
Deciphera Pharmaceuticals, Inc. [1]	169,000	5,735,860
Heron Therapeutics, Inc. [1,2]	422,790	7,821,615
Immunomedics, Inc. [1,2]	445,000	5,900,700
Precision BioSciences, Inc. [1,2]	229,151	1,922,577
		23,389,552
Health Care Equipment & Supplies - 1.5%
Axogen, Inc. [1]	230,747	2,879,723
Merit Medical Systems, Inc. [1]	192,000	5,848,320
		8,728,043
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. [1,2]	200,000	3,714,000
Pharmaceuticals - 0.8%
WaVe Life Sciences Ltd. [1,2]	212,000	4,352,360
Total Health Care		40,183,955
Industrials - 12.5%
Air Freight & Logistics - 0.6%
Echo Global Logistics, Inc. [1]	151,000	3,420,150
Building Products - 1.8%
Advanced Drainage Systems, Inc.	312,000	10,068,240
Commercial Services & Supplies - 4.6%
ABM Industries, Inc. [2]	386,752	14,046,833
Covanta Holding Corp. [2]	704,020	12,172,506
		26,219,339
Industrial Conglomerates - 2.5%
Carlisle Cos., Inc.	95,000	13,826,300

Meridian Funds	1	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
Machinery - 1.1%
Xylem, Inc.	75,610	$ 6,020,068
Marine - 1.9%
Matson, Inc.	291,886	10,948,644
Total Industrials		70,502,741
Information Technology - 19.7%
Electronic Equipment, Instruments & Components - 1.3%
Trimble, Inc. [1]	197,156	7,651,624
IT Services - 3.2%
CACI International, Inc. Class A [1]	40,800	9,435,408
Switch, Inc. Class A	545,656	8,523,147
		17,958,555
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. [1,2]	360,000	10,436,400
Ambarella, Inc. [1]	60,000	3,770,100
Micron Technology, Inc. [1]	65,000	2,785,250
NVIDIA Corp.	32,000	5,570,240
		22,561,990
Software - 11.2%
Benefitfocus, Inc. [1]	116,335	2,769,936
FireEye, Inc. [1,2]	653,000	8,711,020
LogMeIn, Inc.	164,000	11,637,440
Microsoft Corp.	40,700	5,658,521
Nuance Communications, Inc. [1]	1,026,000	16,734,060
Verint Systems, Inc. [1]	284,000	12,149,520
Zuora, Inc. Class A [1,2]	378,000	5,688,900
		63,349,397
Total Information Technology		111,521,566
Materials - 4.7%
Containers & Packaging - 2.4%
Graphic Packaging Holding Co.	900,000	13,275,000
Metals & Mining - 2.3%
Newmont Goldcorp Corp.	346,000	13,120,320
Total Materials		26,395,320
Real Estate - 6.1%
Equity Real Estate Investment Trusts (REITS) - 3.2%
VICI Properties, Inc. [2]	795,493	18,017,916
Real Estate Management & Development - 2.9%
Kennedy-Wilson Holdings, Inc. [2]	748,000	16,396,160
Total Real Estate		34,414,076
Utilities - 3.3%
Independent Power & Renewable Electricity Producers - 2.4%
TerraForm Power, Inc. Class A	745,000	13,577,625
	Shares	Value
Water Utilities - 0.9%
AquaVenture Holdings Ltd. [1,2]	255,000	$ 4,954,650
Total Utilities		18,532,275
Total Common Stocks - 93.0% (Cost $459,044,845)		525,624,774
	Shares/ Principal Amount
Short-Term Investments - 3.8%[3]
Repurchase Agreements - 3.8%
Bank of America Securities Inc., dated 9/30/19, due 10/1/19, 2.30% total to be received $1,475,547 (collateralized by various U.S. Treasury Obligations, 1.13% - 2.25%, 8/31/21 - 11/15/27, totaling $1,504,962)	$ 1,475,453	1,475,453
BNP Paribas S.A., dated 9/30/19, due 10/1/19, 2.36% total to be received $4,987,841 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.25%, 11/21/19 - 5/15/49, totaling $5,087,264)	4,987,514	4,987,514
Citigroup Global Markets, Inc., dated 9/30/19, due 10/1/19, 2.32% total to be received $4,987,835 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 9.00%, 6/1/24 - 10/1/49, totaling $5,087,266)	4,987,514	4,987,514
National Bank Financial Ltd. dated 9/30/19, due 10/1/19, 1.91% total to be received $4,987,779 (collateralized by various U.S. Treasury Obligations, 0.00% - 5.25%, 10/1/19 - 2/15/40, totaling $5,087,264)	4,987,514	4,987,514

Meridian Funds	2	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/30/19, due 10/1/19, 2.37% total to be received $4,987,842 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/15/19 - 9/1/49, totaling $5,087,264)	$ 4,987,514	$ 4,987,514
Total Repurchase Agreements		21,425,509
Total Short-Term Investments - 3.8% (Cost $21,425,509)		21,425,509
Total Investments - 96.8% (Cost $480,470,354)		547,050,283
Cash and Other Assets, Less Liabilities - 3.2%		17,948,615
Net Assets - 100.0%		$564,998,898
ADR—American Depositary Receipt
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2019. Total value of such securities at period-end amounts to
$120,164,142 and represents 21.27% of net assets. Securities loaned with a value of $1,803,230 have been sold and are pending settlement as of September 30, 2019.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com